Supplemental Balance Sheet Information (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Other current assets
Prepaid expenses and other	$ 1,014	$ 1,081
Derivative assets-current	148	211
Insurance related (receivables, prepaid expenses and other)	109	106
Total other current assets	1,271	1,398
Investments
Equity method	60	56
Cost method	67	59
Other investments	1	2
Total investments	128	117
Other assets
Deferred income taxes	422	675
Insurance related receivables and other	68	49
Cash surrender value of life insurance policies	236	241
Other	255	253
Total other assets	981	1,218
Other current liabilities
Accrued trade payables	578	566
Deferred income	551	518
Derivative liabilities	92	65
Employee benefits and withholdings	155	148
Contingent liability claims and other	201	147
Property and other taxes	90	89
Pension and postretirement benefits	66	60
Other	739	811
Total other current liabilities	2,472	2,404
Other liabilities
Long term income taxes payable	244	154
Employee benefits	256	254
Contingent liability claims and other	719	739
Capital lease obligations	45	46
Deferred income	15	19
Deferred income taxes	145	551
Other	224	261
Total other liabilities	1,648	2,024
Drafts payable
Drafts payable on demand included in Accounts payable	$ 88	$ 79